ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable	104,627,444	273,106,542
Allowance for doubtful accounts	(3,307,381)	(4,549,366)

Accounts receivable, net	101,320,063	268,557,176

The movement of the allowance for doubtful accounts is as follows:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	228,146	3,288,535	3,307,381
Additions	3,060,389	505,912	1,272,454
Write-off	—	(487,066)	(30,469)
Balance at the end of the year	3,288,535	3,307,381	4,549,366